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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02945

                          Centennial Money Market Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

                      Date of reporting period: 03/31/2009

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ITEM 1. SCHEDULE OF INVESTMENTS.

Centennial Money Market Trust

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                             Principal
                                                              Amount           Value
                                                           ------------   --------------
CERTIFICATES OF DEPOSIT--38.8%
DOMESTIC CERTIFICATES OF DEPOSIT--5.0%
Chase Bank USA NA:
0.55%, 6/8/09                                              $ 39,000,000   $   39,000,000
0.55%, 6/11/09                                               20,700,000       20,700,000
0.55%, 6/16/09                                               18,000,000       18,000,000
                                                                          --------------
                                                                              77,700,000
                                                                          --------------
YANKEE CERTIFICATES OF DEPOSIT--33.8%
Bank of Nova Scotia, Houston, TX, 0.55%, 4/22/09             38,600,000       38,600,000
BNP Paribas, New York, 1%, 5/20/09                           31,000,000       31,000,000
Calyon, New York:
0.50%, 4/6/09                                                47,500,000       47,500,000
0.52%, 4/2/09                                                16,000,000       16,000,000
Deutsche Bank AG, 0.35%, 4/7/09                              62,000,000       62,000,000
Nordea Bank Finland plc, New York, 0.51%, 6/19/09            56,000,000       56,001,227
Rabobank Nederland NV, New York:
0.70%, 5/4/09                                                19,000,000       19,000,000
0.75%, 6/19/09                                               20,000,000       20,000,000
0.75%, 6/30/09                                                2,500,000        2,500,000
Royal Bank of Canada, New York, 0.60%, 6/9/09                72,500,000       72,500,000
Societe Generale North America, Inc.:
0.98%, 5/22/09                                               67,000,000       67,000,000
1%, 5/4/09                                                   16,000,000       16,000,000
Toronto Dominion Bank, New York:
0.52%, 6/19/09                                               50,000,000       50,000,000
0.62%, 6/19/09                                               28,000,000       28,000,000
                                                                          --------------
                                                                             526,101,227
                                                                          --------------
Total Certificates of Deposit (Cost $603,801,227)                            603,801,227
                                                                          --------------
DIRECT BANK OBLIGATIONS--13.5%
Bank of Nova Scotia, Houston, TX:
0.55%, 4/30/09                                               13,500,000       13,494,019
0.55%, 5/4/09                                                26,400,000       26,386,690
Danske Corp.:
0.48%, 4/21/09(1)                                            33,000,000       32,990,833
1.20%, 4/8/09(1)                                             42,500,000       42,490,083
Deutsche Bank Financial LLC, 0.35%, 4/24/09                  15,700,000       15,696,489
National Australia Funding (Delaware), Inc.:
0.69%, 5/6/09(1)                                             13,000,000       12,991,279
0.72%, 4/7/09(1)                                              8,000,000        7,999,040
Nordea North America, Inc., 0.26%, 4/27/09                   20,000,000       19,996,244
Rabobank USA Financial Corp., 0.70%, 6/16/09                 37,500,000       37,444,583
                                                                          --------------
Total Direct Bank Obligations (Cost $209,489,260)                            209,489,260
                                                                          --------------
SHORT-TERM NOTES--42.6%
CAPITAL MARKETS--2.4%
BNP Paribas Finance, Inc., 0.75%, 6/19/09                    38,000,000       37,937,458
                                                                          --------------
DIVERSIFIED FINANCIAL SERVICES--2.2%
General Electric Capital Services:
0.75%, 4/28/09                                               18,000,000       17,989,875


                        1 | Centennial Money Market Trust

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Centennial Money Market Trust

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                             Principal
                                                              Amount           Value
                                                           ------------   --------------
0.75%, 5/26/09                                             $ 17,000,000   $   16,980,521
                                                                          --------------
                                                                              34,970,396
                                                                          --------------
FOOD PRODUCTS--2.9%
Nestle Capital Corp., 0.32%, 6/19/09(1)                      45,000,000       44,968,400
                                                                          --------------
INSURANCE--6.5%
Jackson National Life Global Funding, Series 2004-6,
0.646%, 8/15/09(2, 3)                                        50,000,000       50,000,000
MetLife Funding, Inc.:
0.40%, 4/17/09                                               32,613,000       32,607,202
0.45%, 4/8/09                                                13,775,000       13,773,795
0.50%, 4/9/09                                                 4,421,000        4,420,509
                                                                          --------------
                                                                             100,801,506
                                                                          --------------
OIL, GAS & CONSUMABLE FUELS--0.8%
Total Capital, 0.23%, 4/3/09(1)                              12,600,000       12,599,839
                                                                          --------------
PHARMACEUTICALS--3.6%
Roche Holdings, Inc.:
0.22%, 4/3/09(1)                                              8,000,000        7,999,902
0.25%, 4/14/09(1)                                            48,867,000       48,862,588
                                                                          --------------
                                                                              56,862,490
                                                                          --------------
RECEIVABLES FINANCE--22.5%
Barton Capital Corp., 0.40%, 4/7/09(1)                        3,500,000        3,499,767
Chariot Funding LLC:
0.50%, 5/1/09(4)                                             35,250,000       35,235,313
0.50%, 5/11/09(4)                                            36,000,000       35,980,000
0.55%, 6/4/09(4)                                              7,500,000        7,492,667
Fairway Finance Corp., 0.37%, 4/3/09(1)                      50,000,000       49,998,972
Falcon Asset Securitization Co. LLC:
0.45%, 5/27/09(1)                                             7,500,000        7,494,750
0.55%, 5/11/09(1)                                            32,500,000       32,480,139
0.55%, 6/15/09(1)                                            12,396,000       12,381,796
Gemini Securitization Corp., 0.40%, 4/20/09(1)                2,581,000        2,580,455
Kitty Hawk Funding Corp.:
0.40%, 4/17/09(1)                                            19,015,000       19,011,620
0.45%, 4/9/09(1)                                              3,185,000        3,184,682
0.70%, 6/2/09(1)                                             11,000,000       10,986,739
Mont Blanc Capital Corp., 0.60%, 4/6/09(1)                   13,600,000       13,598,923
Old Line Funding Corp., 0.60%, 5/5/09(1)                     17,935,000       17,924,837
Ranger Funding Co. LLC:
0.67%, 5/18/09(4)                                            23,000,000       22,979,881
0.70%, 6/1/09(4)                                             30,000,000       29,964,417
Thunder Bay Funding LLC:
0.35%, 4/14/09(4)                                            39,000,000       38,995,071
0.55%, 6/19/09(4)                                             5,559,000        5,550,827
                                                                          --------------
                                                                             349,340,856
                                                                          --------------


                        2 | Centennial Money Market Trust

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Centennial Money Market Trust

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                             Principal
                                                              Amount           Value
                                                           ------------   --------------
SPECIAL PURPOSE FINANCIAL--1.7%
Ticonderoga Funding LLC, 0.39%, 4/17/09                    $ 26,000,000   $   25,995,493
                                                                          --------------
Total Short-Term Notes (Cost $663,476,438)                                   663,476,438
                                                                          --------------
U.S. GOVERNMENT AGENCIES--2.0%
Federal Home Loan Bank, 0.26%, 6/19/09
   (Cost $30,982,313)                                        31,000,000       30,982,313
                                                                          --------------
Total Investments, at Value (Cost $1,507,749,238)                  96.9%   1,507,749,238
Other Assets Net of Liabilities                                     3.1       47,814,466
                                                           ------------   --------------
Net Assets                                                        100.0%  $1,555,563,704
                                                           ============   ==============


                        3 | Centennial Money Market Trust

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Centennial Money Market Trust

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.

(1.) Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $384,044,644, or 24.69% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

(2.) Illiquid security. The aggregate value of illiquid securities as of March
     31, 2009 was $50,000,000, which represents 3.21% of the Trust's net assets. See accompanying Notes.

(3.) Represents the current interest rate for a variable or increasing rate security.

(4.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $176,198,176 or 11.33% of the Trust's net assets as of March 31, 2009.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Trust's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Trust's investments was determined based on the following inputs as of March 31, 2009:

                                              INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                           SECURITIES       INSTRUMENTS*
---------------------                         --------------   ---------------
Level 1--Quoted Prices                        $           --         $--
Level 2--Other Significant Observable Inputs   1,507,749,238          --
Level 3--Significant Unobservable Inputs                  --          --
                                              --------------         ---
   Total                                      $1,507,749,238         $--
                                              ==============         ===


                        4 | Centennial Money Market Trust

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Centennial Money Market Trust

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Trust at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE TRUST'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Trust's investments under these levels of classification is included following the Statement of Investments.

"Money market-type" instruments are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Trust's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the


                        5 | Centennial Money Market Trust

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Centennial Money Market Trust

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

ILLIQUID SECURITIES

As of March 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.


                        6 | Centennial Money Market Trust

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Money Market Trust


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/14/2009